DEFERRED REVENUE - Disclosure of deferred revenue (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Deferred Income [Abstract]
Current	$ 5,604	$ 4,558
Non-current	47,154	39,433
Total	$ 52,758	$ 43,991